Acruence Active Hedge U.S. Equity ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Advertising - 0.1%
The Interpublic Group of Companies, Inc.	858	$27,877
Omnicom Group, Inc.	468	37,435
		65,312
Aerospace & Defense - 1.5%
The Boeing Co.	1,248	298,971
General Dynamics Corp.	546	102,790
Howmet Aerospace, Inc.	858	29,575
L3Harris Technologies, Inc.	468	101,158
Lockheed Martin Corp.	546	206,579
Northrop Grumman Corp.	312	113,390
Raytheon Technologies Corp.	3,354	286,130
Teledyne Technologies, Inc. (1)	78	32,669
TransDigm Group, Inc.	78	50,489
		1,221,751
Agriculture - 0.8%
Altria Group, Inc.	4,134	197,109
Archer-Daniels-Midland Co.	1,248	75,629
Philip Morris International, Inc.	3,510	347,876
		620,614
Airlines - 0.3%
Alaska Air Group, Inc.	312	18,817
American Airlines Group, Inc.	1,404	29,779
Delta Air Lines, Inc.	1,404	60,737
Southwest Airlines Co.	1,326	70,397
United Airlines Holdings, Inc. (1)	702	36,707
		216,437
Apparel - 0.7%
Hanesbrands, Inc.	780	14,563
Nike, Inc. - Class B	2,808	433,808
PVH Corp.	156	16,784
Ralph Lauren Corp. - Class A	78	9,189
Tapestry, Inc.	624	27,132
Under Armour, Inc. - Class A (1)	390	8,248
Under Armour, Inc. - Class C (1)	468	8,691
VF Corp.	702	57,592
		576,007
Auto Manufacturers - 1.9%
Cummins, Inc.	312	76,069
Ford Motor Co.	8,736	129,817
General Motors Co.	2,808	166,149
PACCAR, Inc.	780	69,615
Tesla, Inc. (1)	1,638	1,113,349
		1,554,999
Auto Parts & Equipment - 0.2%
Aptiv PLC	624	98,174
BorgWarner, Inc.	546	26,503
		124,677
Banks - 5.4%
Bank of America Corp.	16,926	697,859
The Bank of New York Mellon Corp.	1,794	91,907
Citigroup, Inc.	4,680	331,110
Citizens Financial Group, Inc.	936	42,934
Comerica, Inc.	312	22,258
Fifth Third Bancorp	1,560	59,639
First Republic Bank	390	72,996
The Goldman Sachs Group, Inc.	780	296,034
Huntington Bancshares, Inc.	2,262	32,279
JPMorgan Chase & Co.	6,786	1,055,495
KeyCorp	2,184	45,100
M&T Bank Corp.	312	45,337
Morgan Stanley	3,354	307,528
Northern Trust Corp.	468	54,110
The PNC Financial Services Group, Inc.	936	178,551
Regions Financial Corp.	2,106	42,499
State Street Corp.	780	64,178
SVB Financial Group (1)	156	86,803
Truist Financial Corp.	3,042	168,831
U.S. Bancorp	3,042	173,303
Wells Fargo & Co.	9,204	416,849
Zions Bancorp N.A.	390	20,615
		4,306,215
Beverages - 1.4%
Brown-Forman Corp. - Class B	390	29,227
The Coca-Cola Co.	8,658	468,485
Constellation Brands, Inc. - Class A	390	91,217
Molson Coors Brewing Co. - Class B	390	20,939
Monster Beverage Corp. (1)	858	78,378
PepsiCo, Inc.	3,042	450,733
		1,138,979
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (1)	468	85,976
Amgen, Inc.	1,326	323,212
Biogen, Inc. (1)	312	108,036
Bio-Rad Laboratories, Inc. - Class A (1)	78	50,255
Corteva, Inc.	1,638	72,645
Gilead Sciences, Inc.	2,808	193,359
Illumina, Inc. (1)	312	147,642
Incyte Corp. (1)	390	32,811
Regeneron Pharmaceuticals, Inc. (1)	234	130,698
Vertex Pharmaceuticals, Inc. (1)	546	110,090
		1,254,724
Building Materials - 0.5%
Carrier Global Corp.	1,794	87,189
Fortune Brands Home & Security, Inc.	312	31,078
Johnson Controls International PLC	1,638	112,416
Martin Marietta Materials, Inc.	156	54,882
Masco Corp.	546	32,165
Vulcan Materials Co.	312	54,310
		372,040
Chemicals - 1.7%
Air Products and Chemicals, Inc.	468	134,634
Albemarle Corp.	234	39,420
Celanese Corp.	234	35,474
CF Industries Holdings, Inc.	468	24,079
Dow, Inc.	1,638	103,653
DuPont de Nemours, Inc.	1,170	90,570
Eastman Chemical Co.	312	36,426
Ecolab, Inc.	546	112,460
FMC Corp.	312	33,758
International Flavors & Fragrances, Inc.	546	81,572
Linde PLC	1,170	338,247
LyondellBasell Industries NV	546	56,167
The Mosaic Co.	780	24,890
PPG Industries, Inc.	546	92,694
The Sherwin-Williams Co.	546	148,758
		1,352,802
Commercial Services - 2.5%
Automatic Data Processing, Inc.	936	185,908
Cintas Corp.	234	89,388
Equifax, Inc.	234	56,045
FleetCor Technologies, Inc. (1)	156	39,945
Gartner, Inc. (1)	234	56,675
Global Payments, Inc.	624	117,025
IHS Markit Ltd.	858	96,662
MarketAxess Holdings, Inc.	78	36,160
Moody's Corp.	390	141,324
Nielsen Holdings PLC	780	19,243
PayPal Holdings, Inc. (1)	2,496	727,534
Quanta Services, Inc.	312	28,258
Robert Half International, Inc.	234	20,819
Rollins, Inc.	468	16,006
S&P Global, Inc.	546	224,106
United Rentals, Inc. (1)	156	49,766
Verisk Analytics, Inc.	390	68,141
		1,973,005
Computers - 7.4%
Accenture PLC - Class A	1,404	413,885
Apple, Inc.	34,788	4,764,565
Cognizant Technology Solutions Corp.	1,170	81,034
DXC Technology Co.	546	21,261
Fortinet, Inc. (1)	312	74,315
Hewlett Packard Enterprise Co.	2,886	42,078
HP, Inc.	2,808	84,774
International Business Machines Corp.	2,028	297,285
Leidos Holdings, Inc.	312	31,543
NetApp, Inc.	468	38,292
Seagate Technology Holdings PLC	468	41,151
Western Digital Corp.	702	49,961
		5,940,144
Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	1,872	152,287
The Estee Lauder Companies, Inc. - Class A	546	173,672
The Procter & Gamble Co.	5,460	736,718
		1,062,677
Distribution & Wholesale - 0.3%
Copart, Inc. (1)	468	61,696
Fastenal Co.	1,248	64,896
LKQ Corp. (1)	624	30,713
Pool Corp.	78	35,776
W.W. Grainger, Inc.	78	34,164
		227,245
Diversified Financial Services - 4.1%
American Express Co.	1,482	244,871
Ameriprise Financial, Inc.	234	58,238
BlackRock, Inc.	312	272,991
Capital One Financial Corp.	1,014	156,856
Cboe Global Markets, Inc.	234	27,858
The Charles Schwab Corp.	3,354	244,205
CME Group, Inc. - Class A	780	165,890
Discover Financial Services	702	83,039
Franklin Resources, Inc.	624	19,962
Intercontinental Exchange, Inc.	1,248	148,137
Invesco Ltd.	858	22,934
Mastercard, Inc. - Class A	1,872	683,448
Nasdaq, Inc.	234	41,137
Raymond James Financial, Inc.	312	40,529
Synchrony Financial	1,248	60,553
T. Rowe Price Group, Inc.	546	108,092
Visa, Inc. - Class A	3,666	857,184
The Western Union Co.	936	21,500
		3,257,424
Electric - 2.3%
The AES Corp.	1,482	38,636
Alliant Energy Corp.	546	30,445
Ameren Corp.	546	43,702
American Electric Power Co., Inc.	1,092	92,372
CenterPoint Energy, Inc.	1,248	30,601
CMS Energy Corp.	624	36,866
Consolidated Edison, Inc.	780	55,942
Dominion Energy, Inc.	1,794	131,985
DTE Energy Co.	468	60,653
Duke Energy Corp.	1,716	169,403
Edison International	858	49,609
Entergy Corp.	468	46,660
Evergy, Inc.	468	28,281
Eversource Energy	780	62,587
Exelon Corp.	2,184	96,773
FirstEnergy Corp.	1,248	46,438
NextEra Energy, Inc.	4,368	320,087
NRG Energy, Inc.	546	22,004
Pinnacle West Capital Corp.	234	19,181
PPL Corp.	1,716	47,996
Public Service Enterprise Group, Inc.	1,092	65,236
Sempra Energy	702	93,001
The Southern Co.	2,340	141,593
WEC Energy Group, Inc.	702	62,443
Xcel Energy, Inc.	1,170	77,080
		1,869,574
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	468	62,478
Emerson Electric Co.	1,326	127,614
Generac Holdings, Inc. (1)	156	64,764
		254,856
Electronics - 1.1%
Agilent Technologies, Inc.	702	103,763
Allegion PLC	234	32,596
Amphenol Corp.	1,326	90,712
Fortive Corp.	780	54,397
Garmin Ltd.	312	45,128
Honeywell International, Inc.	1,560	342,186
Keysight Technologies, Inc. (1)	390	60,220
TE Connectivity Ltd.	702	94,917
Trimble, Inc. (1)	546	44,679
Waters Corp. (1)	156	53,915
		922,513
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (1)	312	57,293

Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	312	41,627

Entertainment - 0.1%
Caesars Entertainment, Inc. (1)	468	48,555
Live Nation Entertainment, Inc. (1)	312	27,328
Penn National Gaming, Inc. (1)	312	23,865
		99,748
Environmental Control - 0.2%
Pentair PLC	390	26,321
Republic Services, Inc.	468	51,485
Waste Management, Inc.	858	120,214
		198,020
Food - 1.0%
Campbell Soup Co.	468	21,336
Conagra Brands, Inc.	1,092	39,727
General Mills, Inc.	1,326	80,793
The Hershey Co.	312	54,344
Hormel Foods Corp.	624	29,796
The J.M. Smucker Co.	234	30,319
Kellogg Co.	546	35,124
The Kraft Heinz Co.	1,482	60,436
The Kroger Co.	1,716	65,740
Lamb Weston Holdings, Inc.	312	25,166
McCormick & Co., Inc.	546	48,223
Mondelez International, Inc.	3,120	194,813
Sysco Corp.	1,170	90,968
Tyson Foods, Inc. - Class A	624	46,026
		822,811
Forest Products & Paper - 0.1%
International Paper Co.	858	52,604

Gas - 0.1%
Atmos Energy Corp.	312	29,986
NiSource, Inc.	858	21,021
		51,007
Hand & Machine Tools - 0.1%
Snap-on, Inc.	156	34,855
Stanley Black & Decker, Inc.	390	79,946
		114,801
Healthcare - Products - 3.8%
Abbott Laboratories	3,822	443,084
ABIOMED, Inc. (1)	78	24,345
Align Technology, Inc. (1)	156	95,316
Baxter International, Inc.	1,092	87,906
Boston Scientific Corp. (1)	3,198	136,747
The Cooper Company, Inc.	78	30,909
Danaher Corp.	1,404	376,777
DENTSPLY SIRONA, Inc.	468	29,606
Edwards Lifesciences Corp. (1)	1,404	145,412
Henry Schein, Inc. (1)	312	23,147
Hologic, Inc. (1)	546	36,429
IDEXX Laboratories, Inc. (1)	156	98,522
Intuitive Surgical, Inc. (1)	234	215,196
Medtronic PLC	3,042	377,603
PerkinElmer, Inc.	234	36,132
ResMed, Inc.	312	76,914
STERIS PLC	156	32,183
Stryker Corp.	702	182,330
Teleflex, Inc.	78	31,340
Thermo Fisher Scientific, Inc.	858	432,835
West Pharmaceutical Services, Inc.	156	56,020
Zimmer Biomet Holdings, Inc.	468	75,264
		3,044,017
Healthcare - Services - 2.1%
Anthem, Inc.	546	208,463
Catalent, Inc. (1)	390	42,167
Centene Corp. (1)	1,326	96,705
DaVita, Inc. (1)	156	18,787
HCA Healthcare, Inc.	624	129,006
Humana, Inc.	312	138,128
IQVIA Holdings, Inc. (1)	390	94,505
Laboratory Corp. of America Holdings (1)	234	64,549
Quest Diagnostics, Inc.	312	41,175
UnitedHealth Group, Inc.	2,028	812,092
Universal Health Services, Inc. - Class B	156	22,843
		1,668,420
Home Builders - 0.2%
D.R. Horton, Inc.	702	63,440
Lennar Corp. - Class A	624	61,994
PulteGroup, Inc.	624	34,052
		159,486
Home Furnishings - 0.1%
Leggett & Platt, Inc.	312	16,165
Whirlpool Corp.	156	34,011
		50,176
Household Products & Wares - 0.3%
Avery Dennison Corp.	156	32,798
Church & Dwight Co., Inc.	546	46,530
The Clorox Co.	312	56,132
Kimberly-Clark Corp.	780	104,348
		239,808
Housewares - 0.0% (2)
Newell Brands, Inc.	858	23,569

Insurance - 3.3%
Aflac, Inc.	1,404	75,339
The Allstate Corp.	702	91,569
American International Group, Inc.	1,950	92,820
Aon PLC	468	111,740
Arthur J. Gallagher & Co.	468	65,557
Assurant, Inc.	156	24,364
Berkshire Hathaway, Inc. - Class B (1)	4,134	1,148,921
Chubb Ltd.	1,014	161,165
Cincinnati Financial Corp.	312	36,385
Everest Re Group Ltd.	78	19,657
Globe Life, Inc.	234	22,289
The Hartford Financial Services Group, Inc.	780	48,337
Lincoln National Corp.	390	24,508
Loews Corp.	468	25,576
Marsh & McLennan Company, Inc.	1,170	164,596
MetLife, Inc.	1,638	98,034
Principal Financial Group, Inc.	546	34,502
The Progressive Corp.	1,326	130,226
Prudential Financial, Inc.	858	87,919
The Travelers Companies, Inc.	546	81,742
Unum Group (1)	468	13,291
W.R. Berkley Corp.	312	23,222
Willis Towers Watson PLC	312	71,766
		2,653,525
Internet - 11.4%
Alphabet, Inc. - Class A (1)	546	1,333,217
Alphabet, Inc. - Class C (1)	624	1,563,944
Amazon.com, Inc. (1)	936	3,219,990
Booking Holdings, Inc. (1)	78	170,671
CDW Corp.	312	54,491
eBay, Inc.	1,404	98,575
Etsy, Inc. (1)	312	64,222
Expedia Group, Inc. - Class A	312	51,077
F5 Networks, Inc. (1)	156	29,119
Facebook, Inc. - Class A (1)	5,304	1,844,254
Netflix, Inc. (1)	1,014	535,605
NortonLifeLock, Inc.	1,326	36,094
Twitter, Inc. (1)	1,794	123,445
VeriSign, Inc. (1)	234	53,279
		9,177,983
Iron & Steel - 0.1%
Nucor Corp.	702	67,343

Leisure Time - 0.1%
Carnival Corp.	1,794	47,290
Norwegian Cruise Line Holdings Ltd. (1)	780	22,940
Royal Caribbean Cruises Ltd.	468	39,911
		110,141
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	624	75,267
Las Vegas Sands Corp.	702	36,988
Marriott International, Inc.	624	85,189
MGM Resorts International	936	39,920
Wynn Resorts Ltd.	234	28,618
		265,982
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	1,248	271,602

Machinery - Diversified - 0.7%
Deere & Co.	702	247,602
Dover Corp.	312	46,987
IDEX Corp.	156	34,328
Ingersoll Rand, Inc. (1)	858	41,879
Otis Worldwide Corp.	936	76,537
Rockwell Automation, Inc.	234	66,929
Westinghouse Air Brake Technologies Corp.	390	32,097
Xylem, Inc.	390	46,784
		593,143
Media - 2.1%
Charter Communications, Inc. - Class A (1)	312	225,093
Comcast Corp. - Class A	10,218	582,630
Discovery, Inc. - Class A (1)	390	11,965
Discovery, Inc. - Class C (1)	624	18,084
DISH Network Corp. - Class A (1)	546	22,823
Fox Corp. - Class A	780	28,961
Fox Corp. - Class B	312	10,982
News Corp. - Class A	858	22,111
News Corp. - Class B	234	5,698
ViacomCBS, Inc. - Class B	1,326	59,935
The Walt Disney Co.	4,056	712,923
		1,701,205
Mining - 0.3%
Freeport-McMoRan, Inc.	3,276	121,572
Newmont Corp.	1,794	113,704
		235,276
Miscellaneous Manufacturers - 1.3%
3M Co.	1,248	247,890
A.O. Smith Corp. - Class A	312	22,483
Eaton Corp PLC	858	127,139
General Electric Co.	19,578	263,520
Illinois Tool Works, Inc.	624	139,502
Parker-Hannifin Corp.	312	95,818
Textron, Inc.	468	32,184
Trane Technologies PLC	546	100,540
		1,029,076
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	156	82,600

Oil & Gas - 2.4%
APA Corp.	858	18,559
Cabot Oil & Gas Corp.	858	14,981
Chevron Corp.	4,290	449,335
ConocoPhillips	3,042	185,258
Devon Energy Corp.	1,326	38,706
Diamondback Energy, Inc.	390	36,617
EOG Resources, Inc.	1,326	110,641
Exxon Mobil Corp.	9,438	595,349
Hess Corp.	624	54,488
HollyFrontier Corp.	312	10,265
Marathon Oil Corp.	1,794	24,434
Marathon Petroleum Corp.	1,482	89,542
Occidental Petroleum Corp.	1,872	58,537
Phillips 66	936	80,327
Pioneer Natural Resources Co.	468	76,059
Valero Energy Corp.	936	73,083
		1,916,181
Oil & Gas Services - 0.2%
Baker Hughes Co. - Class A	1,638	37,461
Halliburton Co.	1,950	45,084
NOV, Inc.	858	13,145
Schlumberger NV	3,120	99,871
		195,561
Packaging & Containers - 0.2%
Amcor PLC	3,510	40,225
Ball Corp.	702	56,876
Packaging Corp. of America	234	31,688
Sealed Air Corp.	312	18,486
Westrock Co.	624	33,209
		180,484
Pharmaceuticals - 5.2%
AbbVie, Inc.	3,744	421,724
AmerisourceBergen Corp.	312	35,721
Becton Dickinson and Co.	624	151,751
Bristol-Myers Squibb Co.	4,992	333,565
Cardinal Health, Inc.	624	35,624
Cigna Corp.	780	184,915
CVS Health Corp.	2,886	240,808
Dexcom, Inc. (1)	234	99,918
Eli Lilly & Co.	1,794	411,759
Johnson & Johnson	5,850	963,729
McKesson Corp.	390	74,584
Merck & Co., Inc.	5,616	436,756
Organon & Co. (1)	559	16,915
Perrigo Co. PLC	312	14,305
Pfizer, Inc.	12,402	485,662
Viatris, Inc.	2,652	37,897
Zoetis, Inc.	1,092	203,505
		4,149,138
Pipelines - 0.3%
Kinder Morgan, Inc.	4,368	79,629
ONEOK, Inc.	1,014	56,419
The Williams Company, Inc.	2,730	72,481
		208,529
Real Estate - 0.1%
CBRE Group, Inc. (1)	780	66,869

Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	312	56,765
American Tower Corp.	1,014	273,922
AvalonBay Communities, Inc.	312	65,111
Boston Properties, Inc.	312	35,752
Crown Castle International Corp.	936	182,614
Digital Realty Trust, Inc.	624	93,887
Duke Realty Corp.	858	40,626
Equinix, Inc.	156	125,206
Equity Residential	780	60,060
Essex Property Trust, Inc.	156	46,802
Extra Space Storage, Inc.	312	51,112
Federal Realty Investment Trust	156	18,278
Healthpeak Properties, Inc.	1,170	38,949
Host Hotels & Resorts, Inc.	1,560	26,660
Iron Mountain, Inc.	624	26,408
Kimco Realty Corp.	936	19,516
Mid-America Apartment Communities, Inc.	234	39,410
Prologis, Inc.	1,638	195,790
Public Storage	312	93,815
Realty Income Corp.	858	57,263
Regency Centers Corp.	390	24,987
SBA Communications Corp.	234	74,576
Simon Property Group, Inc.	702	91,597
UDR, Inc.	624	30,564
Ventas, Inc.	858	48,992
Vornado Realty Trust	312	14,561
Welltower, Inc.	936	77,782
Weyerhaeuser Co.	1,638	56,380
		1,967,385
Retail - 4.9%
Advance Auto Parts, Inc.	156	32,002
Best Buy Co., Inc.	546	62,779
CarMax, Inc. (1)	390	50,368
Costco Wholesale Corp.	1,014	401,209
Darden Restaurants, Inc.	312	45,549
Dollar General Corp.	546	118,149
Dollar Tree, Inc. (1)	546	54,327
Domino's Pizza, Inc.	78	36,386
The Gap, Inc.	468	15,748
Genuine Parts Co.	312	39,459
The Home Depot, Inc.	2,340	746,202
L Brands, Inc.	546	39,345
Lowe's Companies, Inc.	1,638	317,723
McDonald's Corp.	1,638	378,362
O'Reilly Automotive, Inc. (1)	156	88,329
Ross Stores, Inc.	780	96,720
Starbucks Corp.	2,652	296,520
Target Corp.	1,092	263,980
The TJX Companies, Inc.	2,652	178,798
Tractor Supply Co.	234	43,538
Ulta Beauty, Inc. (1)	156	53,940
Walgreens Boots Alliance, Inc.	1,560	82,072
Walmart, Inc.	3,120	439,982
Yum! Brands, Inc.	702	80,751
		3,962,238
Savings & Loans - 0.0% (2)
People's United Financial, Inc.	936	16,043

Semiconductors - 5.7%
Advanced Micro Devices, Inc. (1)	2,730	256,429
Analog Devices, Inc.	858	147,713
Applied Materials, Inc.	2,028	288,787
Broadcom, Inc.	936	446,322
Intel Corp.	9,048	507,955
IPG Photonics Corp. (1)	78	16,440
KLA Corp.	312	101,154
Lam Research Corp.	312	203,018
Maxim Integrated Products, Inc.	624	65,745
Microchip Technology, Inc.	624	93,438
Micron Technology, Inc. (1)	2,496	212,110
Monolithic Power Systems, Inc.	78	29,129
NVIDIA Corp.	1,326	1,060,933
NXP Semiconductors NV	624	128,369
Qorvo, Inc. (1)	234	45,782
QUALCOMM, Inc.	2,496	356,753
Skyworks Solutions, Inc.	390	74,783
Teradyne, Inc.	390	52,244
Texas Instruments, Inc.	2,028	389,984
Xilinx, Inc.	546	78,974
		4,556,062
Shipbuilding - 0.0% (2)
Huntington Ingalls Industries, Inc.	78	16,438

Software - 10.1%
Activision Blizzard, Inc.	1,716	163,775
Adobe, Inc. (1)	1,092	639,519
Akamai Technologies, Inc. (1)	390	45,474
ANSYS, Inc. (1)	156	54,141
Autodesk, Inc. (1)	468	136,609
Broadridge Financial Solutions, Inc.	234	37,798
Cadence Design Systems, Inc. (1)	624	85,376
Cerner Corp.	702	54,868
Citrix Systems, Inc.	312	36,588
Electronic Arts, Inc.	624	89,750
Fidelity National Information Services, Inc.	1,404	198,905
Fiserv, Inc. (1)	1,248	133,399
Intuit, Inc.	624	305,866
Jack Henry & Associates, Inc.	156	25,507
Microsoft Corp.	16,614	4,500,733
MSCI, Inc.	156	83,160
Oracle Corp.	4,134	321,790
Paychex, Inc.	702	75,325
Paycom Software, Inc. (1)	78	28,351
PTC, Inc. (1)	234	33,055
Roper Technologies, Inc.	234	110,027
salesforce.com, Inc. (1)	2,028	495,380
ServiceNow, Inc. (1)	468	257,189
Synopsys, Inc. (1)	312	86,046
Take-Two Interactive Software, Inc. (1)	234	41,423
Tyler Technologies, Inc. (1)	78	35,285
		8,075,339
Telecommunications - 2.4%
Arista Networks, Inc. (1)	156	56,520
AT&T, Inc.	15,522	446,723
Cisco Systems Inc.	9,438	500,214
Corning, Inc.	1,716	70,184
Juniper Networks, Inc.	702	19,200
Lumen Technologies, Inc.	2,184	29,681
Motorola Solutions, Inc.	390	84,571
T-Mobile US, Inc. (1)	1,326	192,045
Verizon Communications, Inc.	9,204	515,700
		1,914,838
Textiles - 0.0% (2)
Mohawk Industries, Inc. (1)	156	29,982

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	312	29,490

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	312	29,225
CSX Corp.	5,148	165,148
Expeditors International of Washington, Inc.	390	49,374
FedEx Corp.	546	162,888
J.B. Hunt Transport Services, Inc.	156	25,420
Kansas City Southern	234	66,309
Norfolk Southern Corp.	546	144,914
Old Dominion Freight Line, Inc.	234	59,389
Union Pacific Corp.	1,482	325,936
United Parcel Service, Inc. - Class B	1,638	340,655
		1,369,258
Water - 0.1%
American Water Works Co., Inc.	390	60,111
Total Common Stock
(Cost $77,644,830)		79,837,204

Purchased Call Options - 0.1%
CBOE Volatility Index Call Options
Expiration 07/21/2021, Exercise Price $18 (3)	85	14,535
Expiration 07/21/2021, Exercise Price $20 (3)	714	87,108
Total Purchased Call Options
(Cost $195,446)		101,643

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.026% (4)	113,064	113,064
Total Short-Term Investments
(Cost $113,064)		113,064

Total Investments in Securities - 99.8%
(Cost $77,953,340)		80,051,911
Assets in Excess of Other Liabilites - 0.2%		196,557
Total Net Assets - 100.0%		$80,248,468

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The investment is a holding of Acruence Active Hedge U.S. Equity CFC.
(4)	The rate shown is the annualized seven-day effective yield as of June 30, 2021.

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Acruence Active Hedge U.S. Equiy ETF  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$79,837,204	$–	$–	$79,837,204
Purchased Call Options	–	101,643	–	–	101,643
Short-Term Investments	–	113,064	–	–	113,064
Total Investments in Securities	$–	$80,051,911	$–	$–	$80,051,911

(1) See Schedule of Investments for the industry breakout.